Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 6,299	$ 8,368	$ 10,881
General and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	3,831	2,406	5,274
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,446	3,631	1,968
Other operating expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 1,022	$ 2,331	$ 3,639